UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                        Date of Fiscal Year End: July 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

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REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND



 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
AMERICAN TOWER CORPORATION
 SECURITY ID: 03027X100  TICKER: AMT
 Meeting Date: 23-May-18           Meeting Type: Annual
 1a. Election of Director: Gustavo Lara Cantu            Management     For          Voted - For
 1b. Election of Director: Raymond P. Dolan              Management     For          Voted - For
 1c. Election of Director: Robert D. Hormats             Management     For          Voted - For
 1d. Election of Director: Grace D. Lieblein             Management     For          Voted - For
 1e. Election of Director: Craig Macnab                  Management     For          Voted - For
 1f. Election of Director: Joann A. Reed                 Management     For          Voted - For
 1g. Election of Director: Pamela D.a. Reeve             Management     For          Voted - For
 1h. Election of Director: David E. Sharbutt             Management     For          Voted - For
 1i. Election of Director: James D. Taiclet, Jr.         Management     For          Voted - For
 1j. Election of Director: Samme L. Thompson             Management     For          Voted - For
 2.  To Ratify the Selection of Deloitte & Touche LLP As
       the Company's Independent Registered Public
       Accounting Firm for 2018.                         Management     For          Voted - For
 3.  To Approve, on an Advisory Basis, the Company's
       Executive Compensation.                           Management     For          Voted - For
AMERICAN WATER WORKS COMPANY, INC.
 SECURITY ID: 030420103  TICKER: AWK
 Meeting Date: 11-May-18           Meeting Type: Annual
 1a. Election of Director: Jeffrey N. Edwards            Management     For          Voted - For
 1b. Election of Director: Martha Clark Goss             Management     For          Voted - For
 1c. Election of Director: Veronica M. Hagen             Management     For          Voted - For
 1d. Election of Director: Julia L. Johnson              Management     For          Voted - For
 1e. Election of Director: Karl F. Kurz                  Management     For          Voted - For
 1f. Election of Director: George Mackenzie              Management     For          Voted - For
 1g. Election of Director: James G. Stavridis            Management     For          Voted - For
 1h. Election of Director: Susan N. Story                Management     For          Voted - For
 2.  Approval, on an Advisory Basis, of the Compensation
       of the Company's Named Executive Officers.        Management     For          Voted - For
 3.  Ratification of the Appointment, by the Audit
       Committee of the Board of Directors, of
       PricewaterhouseCoopers LLP As the Company's
       Independent Registered Public Accounting Firm for
       2018.                                             Management     For          Voted - For
 4.  Stockholder Proposal on Human Right to Water and
       Sanitation As Described in the Proxy Statement.   Shareholder    Against      Voted - Against
 5.  Stockholder Proposal on Lobbying Expenditures As
       Described in the Proxy Statement.                 Shareholder    Against      Voted - Against
 6.  Stockholder Proposal on Political Contributions As
       Described in the Proxy Statement.                 Shareholder    Against      Voted - Against


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REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND


 PROPOSAL

AQUA AMERICA, INC.
 SECURITY ID: 03836W103 TICKER: WTR


Meeting Date: 08-May-18

Meeting Type: Annual

1.1 Director: Carolyn J. Burke

1.2 Director: Nicholas Debenedictis

1.3 Director: Christopher H. Franklin

1.4 Director: William P. Hankowsky

1.5 Director: Daniel J. Hilferty

1.6 Director: Wendell F. Holland

1.7 Director: Ellen T. Ruff

2. To Consider and Take Action on the Ratification of


the Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for the Company for the 2018 Fiscal Year.



 3. To Approve an Advisory Vote on the Compensation
      Paid to the Company's Named Executive Officers for
      2017.
ATLANTIA S.P.A.
 SECURITY ID: IT0003506190 TICKER: ATL IM
 Meeting Date: 20-Apr-18   Meeting Type: Annual
 1  Balance Sheet as Per 31 December 2017. Board of
      Directors', Internal and External Auditors'
      Reports. Net Income Allocation. Consolidated
      Balance Sheet As of 31 December 2017. Resolutions
      Related Thereto
 2  To Propose the Remuneration Integration for the
      External Auditing Office Concerning Financial Years
      2017-2020. Resolutions Related Thereto
 3  To Authorize As Per Art. 2357 and Followings of the
      Italian Civil Code, and Art. 132 of the Legislative
      Decree of 24 February 1998 N. 58 and Art. 144-bis of the Consob Regulation Adopted with Resolution N.
      11971/1999 and Following Modifications, the
      Purchase and Disposal of Own Shares, Upon
      Revocation of the Authorization Approved by the Shareholders Meeting on 21 April 2017. Resolutions
      Related Thereto


4.A.1To Appoint Internal Auditors and the Internal Auditors' Chairman for the Financial Years 2018-2019-2020. Resolutions Related Thereto: List Presented by Sintonia S.p.a. Representing 30.25pct of the Stock Capital: Effective Auditors:- Alberto De Nigro, Lelio Fornabaio, Livia Salvini; Alternates:- Laura Castaldi 4.A.2To Appoint Internal Auditors and the Internal Auditors' Chairman for the Financial Years 2018-2019-2020. Resolutions Related Thereto: List Presented by the Shareholders Aberdeen Asset

PROPOSED BY MGT. POSITION

REGISTRANT VOTED



Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For




Management For Voted - For
Management For Voted - For


Management

For

Voted - For

Management

For

Voted - For

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REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND

PROPOSAL

PROPOSED BY MGT. POSITION

REGISTRANT VOTED

Manager Limited Managing the Funds: Swutm European
Growth Fund, Fundamental Index Global Equity Fund,
Aberdeen Capitai Trust, Abbey Pensions European
Fund, Aberdeen European Equity Enhanced Index Fund,
European (ex UK) Equity Fund Hbos European Fund,
Abbey European Fund and Fundamental Low Volatility
Index Global Equity Fund; Aletti Gestielle Sgr
S.p.a.managing the Funds: Gestielle Pro Italia,
Gestielle Cedola Italy Opportunity and Gestielle
Obiettivo Italia; Anima Sgr S.p.a. Managing the
Funds: Anima Crescita Italia, Anima Italia and
Anima Geo Italia; Arca Fondi S.g.r. S.p.a. Managing the Fund Arca Azioni Italia; Epsilon Sgr S.p.a.
Managing the Funds: Epsilon Allocazione Tattica
Aprile 2020, Epsilon Allocazione Tattica Febbraio
2020, Epsilon Allocazione Tattica Giugno 2020,
Epsilon Allocazione Tattica Novembre 2019, Epsilon
Allocazione Tattica Settembre 2019, Epsilon
Dlongrun. Epsilon Flessibile Azioni Euro Aprile
2021, Epsilon Flessibile Azioni Euro Febbraio 2021,
Epsilon Flessibile Azioni Euro Giugno 2021, Epsilon
Flessibile Azioni Euro Novembre 2020, Epsilon
Flessibile Azioni Euro Settembre 2020, Epsilon
Multiasset 3 Anni Dicembre 2019, Epsilon Multiasset
3 Anni Luglio 2020, Epsilon Multiasset 3 Anni
Maggio 2020, Epsilon Multiasset 3 Anni Marzo 2020,
Epsilon Multiasset Valore Globale Dicembre 2021,
Epsilon Multiasset Valore Globale Giugno 2021,
Epsilon Multiasset Valore Globale Luglio 2022,
Epsilon Multiasset Valore Globale Maggio 2022,
Epsilon Multiasset Valore Globale Marzo 2022,
Epsilon Multiasset Valore Globale Settembre 2021 and Epsilon Qreturn; Eurizon Capitai Sgr S.p.a.
Managing the Funds: Eurizon Azioni Area Euro,
Eurizon Azioni Italia, Eurizon Cedola Attiva Top
Aprile 2021, Eurizon Cedola Attiva Top Aprile 2022,
Eurizon Cedola Attiva Top Aprile 2023, Eurizon
Cedola Attiva Top Dicembre 2020, Eurizon Cedola
Attiva Top Dicembre 2021, Eurizon Cedola Attiva Top
Giugno 2020, Eurizon Cedola Attiva Top Giugno 2022,
Eurizon Cedola Attiva Top Giugno 2023. Eurizon
Cedola Attiva Top Luglio 2020, Eurizon Cedola
Attiva Top Luglio 2021, Eurizon Cedola Attiva Top
Maggio 2020, Eurizon Cedola Attiva Top Maggio 2021,
Eurizon Cedola Attiva Top Maggio 2022, Eurizon
Cedola Attiva Top Maggio 2023, Eurizon Cedola
Attiva Top Novembre 2022, Eurizon Cedola Attiva Top
Ottobre 2020, Eurizon Cedola Attiva Top Ottobre
2021, Eurizon Cedola Attiva Top Ottobre 2022,
Eurizon Cedola Attiva Top Ottobre 2023, Eurizon
Disciplina Attiva Dicembre 2021, Eurizon Disciplina
Attiva Dicembre 2022, Eurizon Disciplina Attiva
Luglio 2022, Eurizon Disciplina Attiva Maggio 2022,
Eurizon Disciplina Attiva Marzo 2022, Eurizon
Disciplina Attiva Ottobre 2021, Eurizon Disciplina
Attiva Settembre 2022, Eurizon Global Multiasset
Selection Settembre 2022, Eurizon High Income
Dicembre 2021, Eurizon Incarne Multistrategy Marzo

REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND



PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        2022, Eurizon Multiasset Reddito Aprile 2020,
        Eurizon Multiasset Reddito Aprile 2021, Eurizon
        Multiasset Reddito Dicembre 2019, Eurizon
        Multiasset Reddito Dicembre 2021, Eurizon
        Multiasset Reddito Dicembre 2022, Eurizon
        Multiasset Reddito Giugno 2021, Eurizon Multiasset
        Reddito Luglio 2022, Eurizon Multiasset Reddito
        Maggio 2020, Eurizon Multiasset Reddito Maggio 202,
        Eurizon Multiasset Reddito Maggio 2022, Eurizon
        Multiasset Reddito Marzo 2022, Eurizon Multiasset
        Reddito Marzo 2023, Eurizon Multiasset Reddito
        Novembre 2020, Eurizon Multiasset Reddito Ottobre
        2019, Eurizon Multiasset Reddito Ottobre 2020,
        Eurizon Multiasset Reddito Ottobre 2021, Eurizon
        Multiasset Reddito Ottobre 2022, Eurizon Multiasset
        Strategia Flessibile Giugno 2023, Eurizon
        Multiasset Strategia Flessibile Maggio 2023,
        Eurizon Multiasset Strategia Flessibile Ottobre
        2023, Eurizon Pir Italia Azioni, Eurizon Progetto
        Italia 40, Eurizon Progetto Italia 70, Eurizon
        Rendita, Eurizon Top Selection Dicembre 2022,
        Eurizon Top Selection Gennaio 2023, Eurizon Top
        Selection Marzo 2023 and Eurizon Traguardo 40
        Febbraio 2022; Eurizon Capitai S.a. Managing the
        Funds: Eurizon Fund - Equity World Smatt
        Volatility, Eurizon Fund - Equity Euro Ltd, Eurizon
        Fund - Equity Italy, Eurizon Fund - Multiasset
        Income and Eurizon Fund - Equity Italy Smart
        Volatility; Fidelity Funds Global Dividend,
        Fidelity European Fund and Fidelity Fund European
        Dividend; Fideuram Asset Management (ireland) -
        Fideuram Fund Equity Italy and Fonditalia Equity
        Italy; Fideuram Investimenti Grr S.p.a. Managing
        the Funds: Piano Bilanciato Italia 30, Piano
        Bilanciato Italia 50, Fideuram Italia and Piano
        Azioni Italia; Interfund Sicav Interfund Equity
        Italy; Generali Investments Europe S.p.a. Sgr
        Managing the Fund Fcp Generali Revenus, Generali
        Investments Luxemburg Sa Managing the Funds: Gis
        European Eqty, Gsmart Pir Evoluz Italia and Gsmart
        Pir Valore Italia; Kairos International Sicav
        Comparto: Italia, Risorgimento E Target Italy
        Alpha; Legal and General Assurance (pensions
        Management) Limited; Mediolanum Gestione Fondi Sgr
        S.p.a. Managing the Fund Mediolanum Flessibile
        Sviluppo Italia; Mediolanum International Funds -
        Challenge Funds - Challenge Ltalian Equity; Ubi
        Sicav Division Italian Equity and Ubipramerica Sgr
        S.p.a. Managing the Fund Ubi Pramerica Multiasset
        Italia Representing 1.705pct of the Stock Capital:
        Effective Auditors:- Corrado Gatti, Sonia Ferrero;
        Alternates:- Michela Zeme                           Management     For          Voted - For
4.B To State Internal Auditors' Chairman and Effective
        Internal Auditors Emolument. Resolutions Related
        Thereto                                             Management     For          Voted - For

                           REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5    Resolutions about the First Section of the
        Rewarding Report as Per Art. 123-ter of the
        Legislative Decree of 24 February 1998 N. 58        Management     For          Voted - For
 6    Resolutions about the First Section of the
        Rewarding Report as Per Art. 123-ter of the
        Legislative Decree of 24 February 1998 N. 58        Management     For          Voted - For
ATMOS ENERGY CORPORATION
 SECURITY ID: 049560105  TICKER: ATO
 Meeting Date: 07-Feb-18           Meeting Type: Annual
 1A.  Election of Director: Robert W. Best                  Management     For          Voted - For
 1B.  Election of Director: Kim R. Cocklin                  Management     For          Voted - For
 1C.  Election of Director: Kelly H. Compton                Management     For          Voted - For
 1D.  Election of Director: Richard W. Douglas              Management     For          Voted - For
 1E.  Election of Director: Ruben E. Esquivel               Management     For          Voted - For
 1F.  Election of Director: Rafael G. Garza                 Management     For          Voted - For
 1G.  Election of Director: Richard K. Gordon               Management     For          Voted - For
 1H.  Election of Director: Robert C. Grable                Management     For          Voted - For
 1I.  Election of Director: Michael E. Haefner              Management     For          Voted - For
 1J.  Election of Director: Nancy K. Quinn                  Management     For          Voted - For
 1K.  Election of Director: Richard A. Sampson              Management     For          Voted - For
 1L.  Election of Director: Stephen R. Springer             Management     For          Voted - For
 1M.  Election of Director: Richard Ware II                 Management     For          Voted - For
 2.   Proposal to Ratify the Appointment of Ernst & Young
        LLP As the Company's Independent Registered Public
        Accounting Firm for Fiscal 2018.                    Management     For          Voted - For
 3.   Proposal for an Advisory Vote by Shareholders to
        Approve the Compensation of the Company's Named
        Executive Officers for Fiscal 2017 ("say-on- Pay"). Management     For          Voted - For
BCE INC.
 SECURITY ID: 05534B760  TICKER: BCE
 Meeting Date: 03-May-18           Meeting Type: Annual
 1.1  Director: Barry K. Allen                              Management     For          Voted - For
 1.2  Director: Sophie Brochu                               Management     For          Voted - For
 1.3  Director: Robert E. Brown                             Management     For          Voted - For
 1.4  Director: George A. Cope                              Management     For          Voted - For
 1.5  Director: David F. Denison                            Management     For          Voted - For
 1.6  Director: Robert P. Dexter                            Management     For          Voted - For
 1.7  Director: Ian Greenberg                               Management     For          Voted - For
 1.8  Director: Katherine Lee                               Management     For          Voted - For
 1.9  Director: Monique F. Leroux                           Management     For          Voted - For
 1.10 Director: Gordon M. Nixon                             Management     For          Voted - For
 1.11 Director: Calin Rovinescu                             Management     For          Voted - For
 1.12 Director: Karen Sheriff                               Management     For          Voted - For
 1.13 Director: Robert C. Simmonds                          Management     For          Voted - For

REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1.14 Director: Paul R. Weiss                               Management     For          Voted - For
 2    Appointment of Deloitte LLP as Auditors.              Management     For          Voted - For
 3    Advisory Resolution on Executive Compensation As
        Described in the Management Proxy Circular.         Management     For          Voted - For
 4    Shareholder Proposal No. 1: Director Compensation.    Shareholder    Against      Voted - Against
CANADIAN NATIONAL RAILWAY COMPANY
 SECURITY ID: 136375102  TICKER: CNI
 Meeting Date: 24-Apr-18           Meeting Type: Annual
 1.1  Director: Shauneen Bruder                             Management     For          Voted - For
 1.2  Director: Donald J. Carty                             Management     For          Voted - For
 1.3  Director: Amb.Gordon D. Giffin                        Management     For          Voted - For
 1.4  Director: Julie Godin                                 Management     For          Voted - For
 1.5  Director: Edith E. Holiday                            Management     For          Voted - For
 1.6  Director: V. M. Kempston Darkes                       Management     For          Voted - For
 1.7  Director: the Hon. Denis Losier                       Management     For          Voted - For
 1.8  Director: the Hon. Kevin G. Lynch                     Management     For          Voted - For
 1.9  Director: James E. O'Connor                           Management     For          Voted - For
 1.10 Director: Robert Pace                                 Management     For          Voted - For
 1.11 Director: Robert L. Phillips                          Management     For          Voted - For
 1.12 Director: Laura Stein                                 Management     For          Voted - For
 2    Appointment of KPMG LLP as Auditors.                  Management     For          Voted - For
 3    Non-binding Advisory Resolution to Accept the
        Approach to Executive Compensation Disclosed in the
        Accompanying Management Information Circular, the
        Full Text of Which Resolution is Set Out on P. 9 of
        the Accompanying Management Information Circular.   Management     For          Voted - For
CHEVRON CORPORATION
 SECURITY ID: 166764100  TICKER: CVX
 Meeting Date: 30-May-18           Meeting Type: Annual
 1a.  Election of Director: W.M. Austin                     Management     For          Voted - For
 1b.  Election of Director: J.B. Frank                      Management     For          Voted - For
 1c.  Election of Director: A.P. Gast                       Management     For          Voted - For
 1d.  Election of Director: E. Hernandez, Jr.               Management     For          Voted - For
 1e.  Election of Director: C.W. Moorman IV                 Management     For          Voted - For
 1f.  Election of Director: D.F. Moyo                       Management     For          Voted - For
 1g.  Election of Director: R.D. Sugar                      Management     For          Voted - For
 1h.  Election of Director: I.G. Thulin                     Management     For          Voted - For
 1i.  Election of Director: D.J. Umpleby III                Management     For          Voted - For
 1j.  Election of Director: M.K. Wirth                      Management     For          Voted - For
 2.   Ratification of Appointment of PWC as Independent
        Registered Public Accounting Firm                   Management     For          Voted - For
 3.   Advisory Vote to Approve Named Executive Officer
        Compensation                                        Management     For          Voted - For
 4.   Report on Lobbying                                    Shareholder    Against      Voted - Against

                         REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.   Report on Feasibility of Policy on Not Doing
        Business with Conflict Complicit Governments      Shareholder    Against      Voted - Against
 6.   Report on Transition to A Low Carbon Business Model Shareholder    Against      Voted - Against
 7.   Report on Methane Emissions                         Shareholder    Against      Voted - Against
 8.   Adopt Policy on Independent Chairman                Shareholder    Against      Voted - Against
 9.   Recommend Independent Director with Environmental
        Expertise                                         Shareholder    Against      Voted - Against
 10.  Set Special Meetings Threshold at 10%               Shareholder    Against      Voted - Against
COMCAST CORPORATION
 SECURITY ID: 20030N101   TICKER: CMCSA
 Meeting Date: 11-Jun-18            Meeting Type: Annual
 1.1  Director: Kenneth J. Bacon                          Management     For          Voted - For
 1.2  Director: Madeline S. Bell                          Management     For          Voted - For
 1.3  Director: Sheldon M. Bonovitz                       Management     For          Voted - For
 1.4  Director: Edward D. Breen                           Management     For          Voted - For
 1.5  Director: Gerald L. Hassell                         Management     For          Voted - For
 1.6  Director: Jeffrey A. Honickman                      Management     For          Voted - For
 1.7  Director: Maritza G. Montiel                        Management     For          Voted - For
 1.8  Director: Asuka Nakahara                            Management     For          Voted - For
 1.9  Director: David C. Novak                            Management     For          Voted - For
 1.10 Director: Brian L. Roberts                          Management     For          Voted - For
 2.   Ratification of the Appointment of our Independent
        Auditors                                          Management     For          Voted - For
 3.   Advisory Vote on Executive Compensation             Management     For          Voted - For
 4.   To Provide A Lobbying Report                        Shareholder    Against      Voted - Against


CROWN CASTLE INTERNATIONAL CORP



SECURITY ID: 22822V101  TICKER: CCI
Meeting Date: 17-May-18           Meeting Type: Annual
1a. Election of Director: P. Robert Bartolo            Management For Voted - For
1b. Election of Director: Jay A. Brown                 Management For Voted - For
1c. Election of Director: Cindy Christy                Management For Voted - For
1d. Election of Director: Ari Q. Fitzgerald            Management For Voted - For
1e. Election of Director: Robert E. Garrison II        Management For Voted - For
1f. Election of Director: Andrea J. Goldsmith          Management For Voted - For
1g. Election of Director: Lee W. Hogan                 Management For Voted - For
1h. Election of Director: Edward C. Hutcheson, Jr.     Management For Voted - For
1i. Election of Director: J. Landis Martin             Management For Voted - For
1j. Election of Director: Robert F. McKenzie           Management For Voted - For
1k. Election of Director: Anthony J. Melone            Management For Voted - For
1l. Election of Director: W. Benjamin Moreland         Management For Voted - For
2.  The Ratification of the Appointment of




PricewaterhouseCoopers LLP As the Company's
Independent Registered Public Accountants for
Fiscal Year 2018.                             Management For Voted - For

                         REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.  The Non-binding, Advisory Vote to Approve the
       Compensation of the Company's Named Executive
       Officers.                                         Management     For          Voted - For
DELTA AIR LINES, INC.
 SECURITY ID: 247361702   TICKER: DAL
 Meeting Date: 29-Jun-18            Meeting Type: Annual
 1a. Election of Director: Edward H. Bastian             Management     For          Voted - For
 1b. Election of Director: Francis S. Blake              Management     For          Voted - For
 1c. Election of Director: Daniel A. Carp                Management     For          Voted - For
 1d. Election of Director: Ashton B. Carter              Management     For          Voted - For
 1e. Election of Director: David G. Dewalt               Management     For          Voted - For
 1f. Election of Director: William H. Easter III         Management     For          Voted - For
 1g. Election of Director: Michael P. Huerta             Management     For          Voted - For
 1h. Election of Director: Jeanne P. Jackson             Management     For          Voted - For
 1i. Election of Director: George N. Mattson             Management     For          Voted - For
 1j. Election of Director: Douglas R. Ralph              Management     For          Voted - For
 1k. Election of Director: Sergio A.L. Rial              Management     For          Voted - For
 1l. Election of Director: Kathy N. Waller               Management     For          Voted - For
 2.  To Approve, on an Advisory Basis, the Compensation
       of Delta's Named Executive Officers.              Management     For          Voted - For
 3.  To Ratify the Appointment of Ernst & Young LLP As
       Delta's Independent Auditors for the Year Ending
       December 31, 2018.                                Management     For          Voted - For



DTE ENERGY COMPANY
 SECURITY ID: 233331107  TICKER: DTE
 Meeting Date: 03-May-18           Meeting Type: Annual


1.1 Director: Gerard M. Anderson

1.2 Director: David A. Brandon

1.3 Director: W. Frank Fountain, Jr.

1.4 Director: Charles G. McClure, Jr.

1.5 Director: Gail J. McGovern

1.6 Director: Mark A. Murray

1.7 Director: James B. Nicholson

1.8 Director: Josue Robles, Jr.

1.9 Director: Ruth G. Shaw

1.10 Director: Robert C. Skaggs, Jr.

1.11 Director: David A. Thomas

1.12 Director: James H. Vandenberghe

2. Ratify the Appointment of PricewaterhouseCoopers


LLP As our Independent Auditors.
3. Provide A Nonbinding Vote to Approve the Company's Executive Compensation.
4. Approve an Amendment and Restatement of the DTE
Energy Company Long-term Incentive Plan.



Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For

                          REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                          PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.  Vote on A Shareholder Proposal to Commission an
       Independent Economic Analysis of the Potential Cost
       Impact to the Company and Shareholders of Closing
       Fermi 2.                                                    Shareholder    Against      Voted - Against
 6.  Vote on A Shareholder Proposal to Amend DTE Bylaws
       to Give Holders in the Aggregate of 10% of
       Outstanding Common Stock the Power to Call A
       Special Shareowner Meeting.                                 Shareholder    Against      Voted - Against
EOG RESOURCES, INC.
 SECURITY ID: 26875P101  TICKER: EOG
 Meeting Date: 24-Apr-18           Meeting Type: Annual
 1a. Election of Director: Janet F. Clark                          Management     For          Voted - For
 1b. Election of Director: Charles R. Crisp                        Management     For          Voted - For
 1c. Election of Director: Robert P. Daniels                       Management     For          Voted - For
 1d. Election of Director: James C. Day                            Management     For          Voted - For
 1e. Election of Director: C. Christopher Gaut                     Management     For          Voted - For
 1f. Election of Director: Donald F. Textor                        Management     For          Voted - For
 1g. Election of Director: William R. Thomas                       Management     For          Voted - For
 1h. Election of Director: Frank G. Wisner                         Management     For          Voted - For
 2.  To Ratify the Appointment of Deloitte & Touche LLP,
       As Auditors for the Year Ending December 31, 2018.          Management     For          Voted - For
 3.  To Approve an Amendment and Restatement of the EOG
       Resources, Inc. Employee Stock Purchase Plan to (i)
       Increase the Number of Shares of Common Stock
       Available for Purchase Under the Plan, (ii) Extend
       the Term of the Plan and (iii) Effect Certain Other
       Changes.                                                    Management     For          Voted - For
 4.  To Approve, by Non-binding Vote, the Compensation
       of the Company's Named Executive Officers.                  Management     For          Voted - Against
EQT CORPORATION
 SECURITY ID: 26884L109  TICKER: EQT
 Meeting Date: 09-Nov-17           Meeting Type: Contested-special
 1.  Approval of the Issuance of Shares of EQT Common
       Stock to Stockholders of Rice Energy Inc. in
       Connection with the Agreement and Plan of Merger,
       Dated As of June 19, 2017                                   Management     For          Voted - For
 2.  Approval of Amendment and Restatement of EQT's
       Restated Articles of Incorporation                          Management     For          Voted - For
 3.  Approval of the Adjournment of the EQT Special
       Meeting If Necessary or Appropriate to Solicit
       Additional Proxies                                          Management     For          Voted - For

                          REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
EVERSOURCE ENERGY
 SECURITY ID: 30040W108 TICKER: ES
 Meeting Date: 02-May-18           Meeting Type: Annual
 1A  Election of Trustee: Cotton M. Cleveland            Management     For          Voted - For
 1B  Election of Trustee: Sanford Cloud, Jr.             Management     For          Voted - For
 1C  Election of Trustee: James S. Distasio              Management     For          Voted - For
 1D  Election of Trustee: Francis A. Doyle               Management     For          Voted - For
 1E  Election of Trustee: James J. Judge                 Management     For          Voted - For
 1F  Election of Trustee: John Y. Kim                    Management     For          Voted - For
 1G  Election of Trustee: Kenneth R. Leibler             Management     For          Voted - For
 1H  Election of Trustee: William C. Van Faasen          Management     For          Voted - For
 1I  Election of Trustee: Frederica M. Williams          Management     For          Voted - For
 1J  Election of Trustee: Dennis R. Wraase               Management     For          Voted - For
 2   Consider an Advisory Proposal Approving the
       Compensation of our Named Executive Officers.     Management     For          Voted - For
 3   Approve the 2018 Eversource Energy Incentive Plan   Management     For          Voted - For
 4   Ratify the Selection of Deloitte & Touche LLP As
       the Independent Registered Public Accounting Firm
       for 2018.                                         Management     For          Voted - For
KANSAS CITY SOUTHERN
 SECURITY ID: 485170302  TICKER: KSU
 Meeting Date: 17-May-18           Meeting Type: Annual
 1a. Election of Director: Lydia I. Beebe                Management     For          Voted - For
 1b. Election of Director: Lu M. Cordova                 Management     For          Voted - For
 1c. Election of Director: Robert J. Druten              Management     For          Voted - For
 1d. Election of Director: Terrence P. Dunn              Management     For          Voted - For
 1e. Election of Director: Antonio O. Garza, Jr.         Management     For          Voted - For
 1f. Election of Director: David Garza-santos            Management     For          Voted - For
 1g. Election of Director: Janet H. Kennedy              Management     For          Voted - For
 1h. Election of Director: Mitchell J. Krebs             Management     For          Voted - For
 1i. Election of Director: Henry J. Maier                Management     For          Voted - For
 1j. Election of Director: Thomas A. Mcdonnell           Management     For          Voted - For
 1k. Election of Director: Patrick J. Ottensmeyer        Management     For          Voted - For
 1l. Election of Director: Rodney E. Slater              Management     For          Voted - For
 2.  Ratification of the Selection of
       PricewaterhouseCoopers LLP As our Independent
       Registered Public Accounting Firm for 2018.       Management     For          Voted - For
 3.  Advisory (non-binding) Vote Approving the 2017
       Compensation of our Named Executive Officers.     Management     For          Voted - For
 4.  Approval of a Stockholder Proposal to Allow
       Stockholder Action by Written Consent.            Shareholder    Against      Voted - Against

                         REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
MARATHON PETROLEUM CORPORATION
 SECURITY ID: 56585A102   TICKER: MPC
 Meeting Date: 25-Apr-18            Meeting Type: Annual
 1a. Election of Class I Director: Abdulaziz F. Alkhayyal   Management     For          Voted - For
 1b. Election of Class I Director: Donna A. James           Management     For          Voted - For
 1c. Election of Class I Director: James E. Rohr            Management     For          Voted - For
 2.  Ratification of the Selection of
       PricewaterhouseCoopers LLP as the Company's
       Independent Auditor for 2018.                        Management     For          Voted - For
 3.  Aproval, on an Advisory Basis, of the Company's
       Named Executive Officer Compensation.                Management     For          Voted - Against
 4.  Recommendation, on an Advisory Basis, of the
       Frequency of Advisory Votes on Named Executive
       Officer Compensation.                                Management     1 Year       Voted - 1 Year
 5.  Approval of Amendments to the Company's Restated
       Certificate of Incorporation to Eliminate the
       Supermajority Voting Requirement Applicable to
       Bylaw Amendments.                                    Management     For          Voted - For
 6.  Approval of Amendments to the Company's Restated
       Certificate of Incorporation to Eliminate the
       Supermajority Voting Requirements Applicable to
       Certificate Amendments and the Removal of Directors. Management     For          Voted - For
 7.  Shareholder Proposal Seeking Alternative
       Shareholder Right to Call A Special Meeting
       Provision.                                           Shareholder    Against      Voted - For
NATIONAL GRID PLC
 SECURITY ID: 636274409   TICKER: NGG
 Meeting Date: 31-Jul-17            Meeting Type: Annual
 1.  To Receive the Annual Report and Accounts              Management     For          Voted - For
 2.  To Declare A Final Dividend                            Management     For          Voted - For
 3.  To Re-elect Sir Peter Gershon                          Management     For          Voted - For
 4.  To Re-elect John Pettigrew                             Management     For          Voted - For
 5.  To Re-elect Andrew Bonfield                            Management     For          Voted - For
 6.  To Re-elect Dean Seavers                               Management     For          Voted - For
 7.  To Re-elect Nicola Shaw                                Management     For          Voted - For
 8.  To Re-elect Nora Mead Brownell                         Management     For          Voted - For
 9.  To Re-elect Jonathan Dawson                            Management     For          Voted - For
 10. To Elect Pierre Dufour                                 Management     For          Voted - For
 11. To Re-elect Therese Esperdy                            Management     For          Voted - For
 12. To Re-elect Paul Golby                                 Management     For          Voted - For
 13. To Re-elect Mark Williamson                            Management     For          Voted - For
 14. To Appoint the Auditors Deloitte LLP                   Management     For          Voted - For
 15. To Authorise the Directors to Set the Auditors'
       Remuneration                                         Management     For          Voted - For
 16. To Approve the Directors' Remuneration Policy          Management     For          Voted - For

                          REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 17. To Approve the Directors' Remuneration Report
       Excluding the Directors' Remuneration Policy       Management     For          Voted - For
 18. To Authorise the Company to Make Political Donations Management     For          Voted - For
 19. To Authorise the Directors to Allot Ordinary Shares  Management     For          Voted - For
 20. To Disapply Pre-emption Rights (special Resolution)  Management     For          Voted - For
 21. To Disapply Pre-emption Rights for Acquisitions
       (special Resolution)                               Management     For          Voted - For
 22. To Authorise the Company to Purchase Its Own
       Ordinary Shares (special Resolution)               Management     For          Voted - For
 23. To Authorise the Directors to Hold General Meetings
       on 14 Clear Days Notice (special Resolution)       Management     For          Voted - For
NEXTERA ENERGY, INC.
 SECURITY ID: 65339F101  TICKER: NEE
 Meeting Date: 24-May-18           Meeting Type: Annual
 1a. Election of Director: Sherry S. Barrat               Management     For          Voted - For
 1b. Election of Director: James L. Camaren               Management     For          Voted - For
 1c. Election of Director: Kenneth B. Dunn                Management     For          Voted - For
 1d. Election of Director: Naren K. Gursahaney            Management     For          Voted - For
 1e. Election of Director: Kirk S. Hachigian              Management     For          Voted - For
 1f. Election of Director: Toni Jennings                  Management     For          Voted - For
 1g. Election of Director: Amy B. Lane                    Management     For          Voted - For
 1h. Election of Director: James L. Robo                  Management     For          Voted - For
 1i. Election of Director: Rudy E. Schupp                 Management     For          Voted - For
 1j. Election of Director: John L. Skolds                 Management     For          Voted - For
 1k. Election of Director: William H. Swanson             Management     For          Voted - For
 1l. Election of Director: Hansel E. Tookes, II           Management     For          Voted - For
 2.  Ratification of Appointment of Deloitte & Touche
       LLP As Nextera Energy's Independent Registered
       Public Accounting Firm for 2018                    Management     For          Voted - For
 3.  Approval, by Non-binding Advisory Vote, of Nextera
       Energy's Compensation of Its Named Executive
       Officers As Disclosed in the Proxy Statement       Management     For          Voted - For
 4.  A Proposal by Myra Young Entitled "right to Act by
       Written Consent" to Request the Nextera Energy
       Board of Directors to Permit Shareholder Action by
       Written Consent                                    Shareholder    Against      Voted - Against
 5.  A Proposal by the Comptroller of the State of New
       York, Thomas P. Dinapoli, Entitled "political
       Contributions Disclosure" to Request Semiannual
       Reports Disclosing Political Contribution Policies
       and Expenditures                                   Shareholder    Against      Voted - Against
NISOURCE INC.
 SECURITY ID: 65473P105  TICKER: NI
 Meeting Date: 08-May-18           Meeting Type: Annual
 1a. Election of Director: Peter A. Altabef               Management     For          Voted - For

                          REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1b. Election of Director: Eric L. Butler                   Management     For          Voted - For
 1c. Election of Director: Aristides S. Candris             Management     For          Voted - For
 1d. Election of Director: Wayne S. Deveydt                 Management     For          Voted - For
 1e. Election of Director: Joseph Hamrock                   Management     For          Voted - For
 1f. Election of Director: Deborah A. Henretta              Management     For          Voted - For
 1g. Election of Director: Michael E. Jesanis               Management     For          Voted - For
 1h. Election of Director: Kevin T. Kabat                   Management     For          Voted - For
 1i. Election of Director: Richard L. Thompson              Management     For          Voted - For
 1j. Election of Director: Carolyn Y. Woo                   Management     For          Voted - For
 2.  To Approve Named Executive Officer Compensation on
       an Advisory Basis.                                   Management     For          Voted - For
 3.  To Ratify the Appointment of Deloitte & Touche LLP
       As the Company's Independent Auditor for 2018.       Management     For          Voted - For
 4.  To Consider A Stockholder Proposal Regarding
       Stockholder Right to Act by Written Consent.         Shareholder    Against      Voted - Against
OCCIDENTAL PETROLEUM CORPORATION
 SECURITY ID: 674599105  TICKER: OXY
 Meeting Date: 04-May-18           Meeting Type: Annual
 1a. Election of Director: Spencer Abraham                  Management     For          Voted - For
 1b. Election of Director: Howard I. Atkins                 Management     For          Voted - For
 1c. Election of Director: Eugene L. Batchelder             Management     For          Voted - For
 1d. Election of Director: John E. Feick                    Management     For          Voted - For
 1e. Election of Director: Margaret M. Foran                Management     For          Voted - For
 1f. Election of Director: Carlos M. Gutierrez              Management     For          Voted - For
 1g. Election of Director: Vicki Hollub                     Management     For          Voted - For
 1h. Election of Director: William R. Klesse                Management     For          Voted - For
 1i. Election of Director: Jack B. Moore                    Management     For          Voted - For
 1j. Election of Director: Avedick B. Poladian              Management     For          Voted - For
 1k. Election of Director: Elisse B. Walter                 Management     For          Voted - For
 2.  Advisory Vote to Approve Named Executive Officer
       Compensation                                         Management     For          Voted - Against
 3.  Approval of the Second Amendment to the 2015 Long-
       Term Incentive Plan to Increase the Number of
       Shares Available for Grant                           Management     For          Voted - Against
 4.  Ratification of Selection of KPMG As Independent
       Auditor for the Fiscal Year Ending December 31, 2018 Management     For          Voted - For
PIONEER NATURAL RESOURCES COMPANY
 SECURITY ID: 723787107  TICKER: PXD
 Meeting Date: 17-May-18           Meeting Type: Annual
 1A  Election of Director: Edison C. Buchanan               Management     For          Voted - For
 1B  Election of Director: Andrew F. Cates                  Management     For          Voted - For
 1C  Election of Director: Timothy L. Dove                  Management     For          Voted - For
 1D  Election of Director: Phillip A. Gobe                  Management     For          Voted - For
 1E  Election of Director: Larry R. Grillot                 Management     For          Voted - For

                          REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1F  Election of Director: Stacy P. Methvin              Management     For          Voted - For
 1G  Election of Director: Royce W. Mitchell             Management     For          Voted - For
 1H  Election of Director: Frank A. Risch                Management     For          Voted - For
 1I  Election of Director: Scott D. Sheffield            Management     For          Voted - For
 1J  Election of Director: Mona K. Sutphen               Management     For          Voted - For
 1K  Election of Director: J. Kenneth Thompson           Management     For          Voted - For
 1L  Election of Director: Phoebe A. Wood                Management     For          Voted - For
 1M  Election of Director: Michael D. Wortley            Management     For          Voted - For
 2   Ratification of Selection of Ernst & Young LLP As
       the Company's Independent Registered Public
       Accounting Firm for 2018                          Management     For          Voted - For
 3   Advisory Vote to Approve Named Executive Officer
       Compensation                                      Management     For          Voted - For
SBA COMMUNICATIONS CORPORATION
 SECURITY ID: 78410G104  TICKER: SBAC
 Meeting Date: 17-May-18           Meeting Type: Annual
 1A  Election of Director for A Three-year Term: Brian
       C. Carr                                           Management     For          Voted - For
 1B  Election of Director for A Three-year Term: Mary S.
       Chan                                              Management     For          Voted - For
 1C  Election of Director for A Three-year Term: George
       R. Krouse, Jr.                                    Management     For          Voted - For
 2.  Ratification of the Appointment of Ernst & Young
       LLP As SBA's Independent Registered Public
       Accounting Firm for the 2018 Fiscal Year.         Management     For          Voted - For
 3.  Approval, on an Advisory Basis, of the Compensation
       of SBA's Named Executive Officers.                Management     For          Voted - For
 4.  Approval of the 2018 Employee Stock Purchase Plan.  Management     For          Voted - For
SEMPRA ENERGY
 SECURITY ID: 816851109  TICKER: SRE
 Meeting Date: 10-May-18           Meeting Type: Annual
 1a. Election of Director: Alan L. Boeckmann             Management     For          Voted - For
 1b. Election of Director: Kathleen L. Brown             Management     For          Voted - For
 1c. Election of Director: Andres Conesa                 Management     For          Voted - For
 1d. Election of Director: Maria Contreras-sweet         Management     For          Voted - For
 1e. Election of Director: Pablo A. Ferrero              Management     For          Voted - For
 1f. Election of Director: William D. Jones              Management     For          Voted - For
 1g. Election of Director: Jeffrey W. Martin             Management     For          Voted - For
 1h. Election of Director: Bethany J. Mayer              Management     For          Voted - For
 1i. Election of Director: William G. Ouchi              Management     For          Voted - For
 1j. Election of Director: Debra L. Reed                 Management     For          Voted - For
 1k. Election of Director: William C. Rusnack            Management     For          Voted - For
 1l. Election of Director: Lynn Schenk                   Management     For          Voted - For
 1m. Election of Director: Jack T. Taylor                Management     For          Voted - For
 1n. Election of Director: James C. Yardley              Management     For          Voted - For

                         REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2. Ratification of Independent Registered Public
      Accounting Firm.                                 Management     For          Voted - For
 3. Advisory Approval of our Executive Compensation.   Management     For          Voted - For
 4. Shareholder Proposal on Enhanced Shareholder Proxy
      Access.                                          Shareholder    Against      Voted - Against
TARGA RESOURCES CORP.
 SECURITY ID: 87612G101 TICKER: TRGP


Meeting Date: 24-May-18

Meeting Type: Annual

1.1 Election of Director: Robert B. Evans

1.2 Election of Director: Joe Bob Perkins

1.3 Election of Director: Ershel C. Redd Jr.

2. Ratification of Selection of Independent Accountants

3. Advisory Vote to Approve Executive Compensation


TRANSCANADA CORPORATION



SECURITY ID: 89353D107  TICKER: TRP
Meeting Date: 27-Apr-18           Meeting Type: Annual


1.1 Director: Kevin E. Benson

1.2 Director: St[]phan Cr[]tier

1.3 Director: Russell K. Girling

1.4 Director: S. Barry Jackson

1.5 Director: John E. Lowe

1.6 Director: Paula Rosput Reynolds

1.7 Director: Mary Pat Salomone

1.8 Director: Indira V. Samarasekera

1.9 Director: D. Michael G. Stewart

1.10 Director: Siim A. Vanaselja

1.11 Director: Thierry Vandal

2 Resolution to Appoint KPMG LLP, Chartered


Professional Accountants As Auditors and Authorize the Directors to Fix Their Remuneration.

3 Resolution to Accept Transcanada's Approach to Executive Compensation, As Described in the Management Information Circular.
4 Resolution to Consider the Shareholder Proposal Regarding Climate Change Disclosure, As Set Forth in Schedule A of the Management Information Circular.



Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For
Management For Voted - For




Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Management  For Voted - For
Shareholder For Voted - For




WEC ENERGY GROUP, INC.
 SECURITY ID: 92939U106  TICKER: WEC
 Meeting Date: 03-May-18           Meeting Type: Annual
 1A. Election of Director: John F. Bergstrom            Management For Voted - For


                          REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1B. Election of Director: Barbara L. Bowles             Management     For          Voted - For
 1C. Election of Director: William J. Brodsky            Management     For          Voted - For
 1D. Election of Director: Albert J. Budney, Jr.         Management     For          Voted - For
 1E. Election of Director: Patricia W. Chadwick          Management     For          Voted - For
 1F. Election of Director: Curt S. Culver                Management     For          Voted - For
 1G. Election of Director: Danny L. Cunningham           Management     For          Voted - For
 1H. Election of Director: William M. Farrow III         Management     For          Voted - For
 1I. Election of Director: Thomas J. Fischer             Management     For          Voted - For
 1J. Election of Director: Gale E. Klappa                Management     For          Voted - For
 1K. Election of Director: Henry W. Knueppel             Management     For          Voted - For
 1L. Election of Director: Allen L. Leverett             Management     For          Voted - For
 1M. Election of Director: Ulice Payne, Jr.              Management     For          Voted - For
 1N. Election of Director: Mary Ellen Stanek             Management     For          Voted - For
 2.  Ratification of Deloitte & Touche LLP As
       Independent Auditors for 2018                     Management     For          Voted - For
 3.  Advisory Vote to Approve Compensation of the Named
       Executive Officers                                Management     For          Voted - For
ZAYO GROUP HOLDINGS INC
 SECURITY ID: 98919V105  TICKER: ZAYO
 Meeting Date: 02-Nov-17           Meeting Type: Annual
 1.1 Director: Phil Canfield                             Management     For          Voted - For
 1.2 Director: Steve Kaplan                              Management     For          Voted - For
 1.3 Director: Linda Rottenberg                          Management     For          Voted - For
 2.  Ratification of KPMG LLP As the Independent
       Registered Public Accounting Firm of the Company
       for Its Fiscal Year Ending June 30, 2018.         Management     For          Voted - For
 3.  Approve, on an Advisory Basis, Executive
       Compensation As Disclosed in the Proxy Statement. Management     For          Voted - For
 4.  Approve the Performance Criteria Under the 2014
       Stock Incentive Plan and the Related Amendments
       Thereto.                                          Management     For          Voted - For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND II

By: /S/ MICHAEL BEATTIE
    -----------------------
    Michael Beattie
    President
    Date: August 31, 2018